Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 460,508	$ 776,607	$ 1,844,672
Prepaid Assets		89,113	222,005
Income Tax Receivable	11,310
Total Current Assets	471,818	865,720	2,066,677
Other Assets
Prepaid Assets, non-current			89,113
Investments held in Trust Account	36,801,181	168,759,775	151,500,227
Total Other Assets	36,801,181	168,759,775	151,589,340
Total Assets	37,272,999	169,625,495	153,656,017
Current Liabilities
Over-allotment Units Liability			252,331
Note Payable – Related Party			189,789
Accounts payable	305,683	65,325	675,834
Franchise tax liability	17,978	159,262	65,282
Accrued Expenses	1,102,129	274,019	22,470
Income Tax Payable		230,681
Excise tax payable	1,342,951
Total Current Liabilities	2,768,741	729,287	1,205,706
Long-Term Liabilities
Deferred underwriting commission payable	1,732,500	5,775,000	5,250,000
Total Long-Term Liabilities	1,732,500	5,775,000	5,250,000
Total Liabilities	4,501,241	6,504,287	6,455,706
Commitments and Contingencies (Note 6)
Class A Common stock subject to possible redemption	36,916,399	168,367,986	151,500,000
Stockholders’ Deficit
Preferred stock, value
Additional paid-in capital
Accumulated Deficit	(4,145,053)	(5,247,190)	(4,300,101)
Total Stockholders’ Deficit	(4,144,641)	(5,246,778)	(4,299,689)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	37,272,999	169,625,495	153,656,017
Class A Common Stock
Stockholders’ Deficit
Common stock
Class B Common Stock
Stockholders’ Deficit
Common stock	$ 412	$ 412	$ 412